Cover	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	6-K
Entity File Number	001-32199
Entity Registrant Name	SFL Corporation Ltd.
Entity Central Index Key	0001289877
Current Fiscal Year End Date	--12-31
Document Period End Date	Jun. 30, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q2
Amendment Flag	false